Disclosures About the Temporary Exemption from IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Fair Value of Financial Assets Under IFRS 9 and Fair Value Changes
(a)	The tables below present the fair value of the following groups and fair value changes for the years of financial assets (i) under IFRS 9:

	Fair value as at 31 December
	2020 RMB million	2019 RMB million
Held for trading financial assets	161,570	141,608
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
- Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding (“SPPI”)	1,978,361	1,615,856
- Financial assets with contractual terms that do not give rise to SPPI	929,597	860,644

Total	3,069,528	2,618,108

	Fair value changes for the year ended 31 December
	2020 RMB million	2019 RMB million
Held for trading financial assets	22,414	19,057
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
-Financial assets with contractual terms that give rise to SPPI	(11,064)	6,029
-Financial assets with contractual terms that do not give rise to SPPI	55,151	77,741

Total	66,501	102,827

Summary of Credit Risk Exposure for Financial Assets with Contractual Terms that Give Rise to SPPI
(b)	The table below presents the credit risk exposure (ii) for aforementioned financial assets with contractual terms that give rise to SPPI:

	Carrying amount (iii)
	As at 31 December 2020 RMB Million	As at 31 December 2019 RMB Million
Domestic
Rating not required (iv)	719,142	657,905
AAA	1,207,034	893,336
AA+	4,197	7,671
AA	170	1,163
AA-	3,000	3,000

Subtotal	1,933,543	1,563,075

Overseas
AAA	—	30
A+	25	4,014
A	3,654	3,541
A-	45	35
BBB+	112	135
BBB-	13	14
Not rated	24	25

Subtotal	3,873	7,794

Total	1,937,416	1,570,869

Summary of Financial Assets Not Considered to have Low Credit Risk on Reporting Date
(c)	The table below presents financial assets without low credit risk for aforementioned financial assets with contractual terms that give rise t o SPPI:

	As at 31 December 2020
	Carrying amount (iii) RMB Million	Fair value RMB Million
Domestic	7,367	4,966
Overseas	24	4

Total	7,391	4,970

	As at 31 December 2019
	Carrying amount (iii) RMB Million	Fair value RMB Million
Domestic	11,834	8,237
Overseas	25	9
Total	11,859	8,246

(ii)
Credit risk ratings for domestic assets are provided by domestic qualified external rating agencies and credit risk ratings for overseas assets are provided by overseas qualified external rating agencies.

(iii)	For financial assets measured at amortised cost, the carrying amount before adjusting impairment allowance is disclosed here.

(iv)	Mainly including government bonds and policy financial bonds.